Paycheck Protection Program Loan (Details) - Archer Aviation Inc - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Sep. 06, 2020	Jun. 11, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 09, 2020	Dec. 31, 2019
Paycheck Protection Program Loan [Line ltems]
Notes payable							$ 260		$ 0
Outstanding balance							645		$ 0
Gain on forgiveness of PPP loan			$ 912	$ 0	$ 912	$ 0
PPP Loan
Paycheck Protection Program Loan [Line ltems]
Proceeds from loan							$ 905	$ 905
Interest rate							0.98%	0.98%
Deferral period	6 months
Notes payable							$ 260
Outstanding balance							$ 645
SBA
Paycheck Protection Program Loan [Line ltems]
Deferral period		10 months
SBA | PPP Loan
Paycheck Protection Program Loan [Line ltems]
Gain on forgiveness of PPP loan					$ 912